Statement of Financial Position (USD $)	Sep. 30, 2013	Dec. 31, 2012
Balance Sheets
Cash and Cash Equivalents, at Carrying Value	$ 47,929	$ 9,330
Accounts Receivable, Net, Current	30,112	31,019
Inventory, Net	57,467
Prepaid Expense, Current	959,666	143,000
Due from Related Parties, Current	140,000
Assets, Current	1,235,174	183,349
Property, Plant and Equipment, Gross	99,750
Furniture and Fixtures	8,701	1,851
Construction in Progress	17,184
Less: Accumulated Depreciation	(146,143)	(232,933)
OilAndGasPropertyFullCostMethodNet	377,880	534,798
Prepaid Services Long Term	1,256,745	262,054
Finite-Lived Intangible Assets, Net	886,877
Website Development, Net	5,792	9,879
Deferred Offering Cost		19,415
Investment in unconsolidated subsidiary	85,000
Assets, Noncurrent	2,591,786	595,064
Assets	3,826,960	778,413
Accounts Payable, Current	276,995	203,621
Accrued Payroll	3,785
Customer Deposits	69,075
Convertible Debt, Including Accrued Interset, Net of Discounts	263,536
DueToRelatedPartiesCurrent	350,754	392,546
Notes Payable, Current	275,317
Derivative Instruments and Hedges, Liabilities	375,184
Other Liabilities, Current	25,088	11,982
Liabilities, Current	1,639,734	608,149
Other Liabilities, Noncurrent	8,773	11,994
Liabilities	1,648,507	620,143
Common Stock, Value, Issued	56,940	44,560
Additional Paid in Capital, Common Stock	9,880,555	6,395,877
Accumulated Other Comprehensive Income (Loss), Net of Tax	(7,742,520)	(6,266,031)
Retained Earnings (Accumulated Deficit)	(16,522)	(16,136)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	2,178,453	158,270
Liabilities and Equity	$ 3,826,960	$ 778,413